Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Select Value Fund))	0 Months Ended
	Sep. 08, 2011
Class A
Average Annual Return:
1 Year	12.48%
5 Years	1.10%
Life of class	8.03%
Inception Date	Nov. 26, 2002
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	12.48%
5 Years	0.70%
Life of class	7.40%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	8.11%
5 Years	0.81%
Life of class	6.77%
Class B
Average Annual Return:
1 Year	13.28%
5 Years	1.05%
Life of class	3.77%
Inception Date	Feb. 27, 2004
Class C
Average Annual Return:
1 Year	17.34%
5 Years	1.49%
Life of class	3.72%
Inception Date	Feb. 27, 2004
Class N
Average Annual Return:
1 Year	17.93%
5 Years	2.00%
Life of class	4.23%
Inception Date	Feb. 27, 2004
Class Y
Average Annual Return:
1 Year	19.91%
5 Years	2.73%
Life of class	4.94%
Inception Date	Feb. 27, 2004
Russell 3000 Value Index
Average Annual Return:
1 Year	16.23%
5 Years	1.45%
Life of class	6.66%	[1]
S&P 500 Index
Average Annual Return:
1 Year	15.08%
5 Years	2.29%
Life of class	5.80%	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Life of class	3.46%	[2]
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
Life of class	3.80%	[2]

[1]	From 11/30/02
[2]	From 2/29/04